Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Schedule of amortized cost and estimated fair values of debt securities

	As of March 31, 2021		As of December 31, 2020
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Available-for-Sale
Obligations of states and political subdivisions	$ 209,332,484	$ 222,491,465	$ 204,199,851	$ 220,663,305
Corporate securities	130,316	471,882	130,316	391,113
	$ 209,462,800	$ 222,963,347	$ 204,330,167	$ 221,054,418

Held to Maturity
Obligations of states and political subdivisions	$ 378,604	$ 377,280	$ 379,002	$ 380,850